EASTERN POINT ADVISORS FUND TRUST

                       EASTERN POINT ADVISORS TWENTY FUND

                        Supplement dated December 6, 2002
                                     to the
                        Prospectus dated January 29, 2002



1. The following disclosure replaces in its entirety the section entitled "To Buy Shares" currently presented on pages 11 and 12:

To Buy Shares

      Initial Investment

By Mail

o Complete and sign the account registration
o Make your check payable to the Eastern Point Advisors Twenty Fund o Mail the application and your check to:

      Fund Services, Inc.
      1500 Forest Avenue, Suite 111
      Richmond, VA 23229

o Minimum initial investment is $250.

By Wire

o Call the transfer agent at (800) 628-4077 to arrange for a wire purchase.

By Automatic Investment Plan

o You must open a regular Fund account with a $250 minimum initial investment prior to participating in this plan.

   Subsequent Investments

By Mail

o Make your check payable to the Eastern Point Advisors Twenty Fund.
o Fill out an investment slip from your Account Statement, include your name and account number. Mail to:

      Fund Services, Inc.
      1500 Forest Avenue, Suite 111
      Richmond, VA 23229

By Wire

o Call the transfer agent at (800) 628-4077 to arrange for a subsequent investment by wire.

By Automatic Investment Plan

o Call the transfer agent at (800) 628-4077 to request the appropriate form.
o Complete and return the form and any other required materials.

2. The following disclosure replaces in its entirety the section entitled "Retirement Accounts" currently presented on page 12:

Retirement Accounts

Shares of the Fund are available for purchase through individual retirement accounts ("IRAs") and other retirement plans. Accounts established under such plans must have all dividends reinvested in the Fund. For more information about these plans or for an IRA application, please call (800) 628-4077.

3. The following disclosure replaces in its entirety the section entitled "To Sell Shares:" currently presented on page 13:

To Sell Shares:

By Mail

o Submit a written request for redemption with:

  The Fund's name;
  Your Fund account number;
  The dollar amount or number of shares or percentage of the account to be redeemed; and
  Signatures of all persons required to sign for transactions, exactly as the shares are registered.

By Wire

o The option must be elected either in the initial Application or subsequently in writing with a signature guarantee.
o Call the transfer agent at (800) 628-4077 with your request.

By Telephone

o This service must be elected in advance, either in the initial Application or subsequently in writing with a signature guarantee.
o Call the transfer agent at (800) 628-4077 with your request.

By Systematic Withdrawal Plan

o Complete the appropriate section on the Account Registration or call (800) 628-4077 to request a form to add the plan.
o To participate, you must own or purchase shares with a value of at least $10,000.

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service that would not be charged by the Fund.

4.The following disclosure replaces in its entirety the last sentence under the section entitled "Mailings to Shareholders" currently presented on page 15:

If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call (800) 628-4077.

5. The following disclosure replaces in its entirety the telephone number presented under the section entitled "Statement of Additional Information
(SAI):" currently presented on the last page of the prospectus.

Telephone:  (800) 776-5455

                       PLEASE RETAIN FOR FUTURE REFERENCE


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                        EASTERN POINT ADVISORS FUND TRUST

                       EASTERN POINT ADVISORS TWENTY FUND

                        Supplement dated December 6, 2002
                                     to the
          Statement of Additional Information dated January 29, 2002


1. The following disclosure replaces, in its entirety, the paragraphs entitled "Administrator" found in the section entitled "Investment Management and Other Services" currently presented on page 14:

ADMINISTRATOR

Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. As administrator, CSS receives an asset-based fee, computed daily and paid monthly at the annual rate of 0.20% of the average daily net assets of the Fund (which includes regulatory matters, backup of the pricing of shares of the Fund, administrative duties in connection with execution of portfolio trades, and certain services in connection with Fund accounting). The fee is subject to a yearly minimum of $15,000 for the first two years and $30,000 thereafter. CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters.

2. The following disclosure is being added to the paragraphs entitled "Distributor" found in the section entitled "Investment Management and Other Services" currently presented on page 14:

First Dominion Capital Corp. ("FDCC"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as a co-underwriter and national distributor of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). The Distributor is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

3. The following disclosure replaces, in its entirety, the paragraph entitled "Custodian" found in the section entitled "Investment Management and Other Services" currently presented on page 14:

Custodian

Pursuant to a Custodian Agreement with the Fund, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston MA 02109, acts as the custodian of the Fund's securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Accounting Services

Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229 acts as the accounting services agent of the Fund. As the accounting services agent of the Fund, CFA maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses.


4. The following disclosure replaces, in its entirety, the paragraph entitled "Transfer Agent and Dividend Paying Agent" found in the section entitled "Investment Management and Other Services" currently presented on page 14:

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

FSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.


                       PLEASE RETAIN FOR FUTURE REFERENCE